Intangible Assets, Net and Goodwill - Schedule of Estimated Aggregate Future Amortization Expense (Details) $ in Thousands	Nov. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 11,134
2023	9,900
2024	9,143
2025	8,632
2026	$ 8,606